Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,023,445,768.44
Previously Paid Amount	0.00
Total Fee Amount	141,337.86
Total Offset Amount	0.00
Net Fee	$ 141,337.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A